Preferred Stock (Details)		12 Months Ended
	Mar. 23, 2021 shares	Dec. 31, 2020 USD ($) extension $ / shares shares	Dec. 31, 2019 USD ($) shares	Nov. 08, 2019 $ / shares shares
Subsidiary, Sale of Stock [Line Items]
Preferred stock, shares authorized (in shares)		100,000,000
Proceeds from issuance of preferred stock, net of issuance costs | $		$ 28,547,864	$ 805,431
2019 Preferred Stock
Subsidiary, Sale of Stock [Line Items]
Preferred stock, shares authorized (in shares)				5,000,000
Annualized rate of return		5.50%
Number of extensions | extension		2
Term of extension		1 year
Preferred dividend rate		6.00%
Preferred stock redemption price (in USD per share) | $ / shares		$ 10.00
Proceeds from issuance of preferred stock, net of issuance costs | $		$ 31,735,000	1,198,000
Preferred dividend value incurred | $		$ 823,000	$ 2,000
Preferred stock outstanding (in shares)		3,308,326	119,800
2019 Preferred Stock | Subsequent event
Subsidiary, Sale of Stock [Line Items]
Preferred stock, shares authorized (in shares)	10,000,000
Annualized rate of return	5.50%
2019 Preferred Stock | Private Placement
Subsidiary, Sale of Stock [Line Items]
Share price (in USD per share) | $ / shares		$ 10.00		$ 10.00